Note 8 - Subordinated Debentures and Trust Preferred Securities (Details) - USD ($) $ in Thousands	Mar. 07, 2013	Mar. 22, 2007	Sep. 07, 2000	Dec. 31, 2015	Dec. 31, 2014
Note 8 - Subordinated Debentures and Trust Preferred Securities (Details) [Line Items]
Proceeds from Issuance of Trust Preferred Securities (in Dollars)		$ 8,500	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage		6.58%	10.60%	2.19%	1.92%
Callable Premium at Issuance			105.30%
Annual Decrease in Callable Premium			0.53%
Redemption of Subordinated Debentures Percent of Total Amount	104.24%
London Interbank Offered Rate (LIBOR) [Member]
Note 8 - Subordinated Debentures and Trust Preferred Securities (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.68%